Business Operations - Revenues and Percentage of Consolidated Revenue (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Revenue, Major Customer [Line Items]
Revenue of significant customer	$ 514,193	$ 250,002	$ 180,015
Statoil ASA [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Revenue of significant customer		$ 38,300	33,700
ConocoPhillips [Member] | Customer Concentration Risk [Member]
Revenue, Major Customer [Line Items]
Revenue of significant customer			$ 18,100